Summary of Significant Accounting Policies (Warrant Fair Value Assumptions) (Details) (Warrant [Member])	12 Months Ended
Dec. 31, 2009
Warrant [Member]
Class Of Warrant Or Right [Line Items]
Fair value assumption, expected volatility	54.00%
Fair value assumption, risk-free interest rate	1.82%
Fair value assumption, expected lives	3 years 2 months 27 days
Fair value assumption, dividend yield	0.00%